Shareholder’s Equity (Deficit) (Tables)	12 Months Ended
Jun. 30, 2023
Shareholder’s equity (deficit) [Abstract]
Schedule of Black-Scholes Option Pricing Model	Black-Scholes option pricing model
Options granted in June 2021
Risk-free interest rate	0.87%
Expected life of the options	6.25 years
Expected volatility	64.75%
Expected dividend yield	0.00%
Fair value	$5.45

Schedule of Binomial Option Pricing Model	Binomial option pricing model
Options granted in January 2022
Fair value of the ordinary shares on the date of option grant	$31.85
Risk-free interest rate	1.53% to 1.589%
Option life	10 years
Expected volatility	88.68% to 94.17%
Expected dividend yield	0.00%
Exercise price	$31.85
Expected early exercise multiple	2.80

Schedule of Activities Share Options	A summary of activities of the share options for the years ended June 30, 2023 and 2022 are presented as follows:
	Number of Share Options	Weighted Average Exercise Price	Weighted Average Grant-date Fair value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	$	Year	$
Outstanding as of July 1, 2021	1,235,076	9.50	5.45	9.05	-
Granted	15,585	31.85	23.84	-	-
Expired, forfeited or cancelled	(275,327)	9.50	5.45	-	-
Outstanding as of June 30, 2022	975,334	9.86	5.45	9.06	24,137,435
Granted	-	-	-	-	-
Expired, forfeited or cancelled	(175,326)	9.50	5.45	-	-
Outstanding as of June 30, 2023	800,008	9.94	5.81	8.06	10,608,693
Exercisable as of June 30, 2023	-	-	-	-	-

Schedule of Activities Warrants	A summary of activities of the warrants for the years ended June 30, 2023 and 2022 is presented as follows:
	Number of warrants	Weighted average exercise price
Outstanding as of July 1, 2021	-	-
Issued	65,625	10.45
Exercised	(45,761)	10.45
Expired	(19,864)	10.45
Outstanding as of June 30, 2022 and 2023	-	-